Share-based Payment - Schedule of Warrant Activity (Detail)	12 Months Ended
	Dec. 31, 2023 € / shares	Dec. 31, 2022 € / shares	Dec. 31, 2021 € / shares
Disclosure Of Warrant Activity [line items]
Ending balance	6,523,784
Ending balance	€ 86.38
Warrants [member]
Disclosure Of Warrant Activity [line items]
Beginning balance	6,864,011	7,085,073	6,148,004
Granted during the year	395,275	357,092	1,445,981
Exercised during the year	(555,144)	(214,613)	(312,296)
Forfeited during the year	(180,358)	(363,541)	(196,616)
Ending balance	6,523,784	6,864,011	7,085,073
Vested at the reporting date	5,273,056	4,972,026	4,022,011
Beginning balance	€ 81.30	€ 80.30	€ 69.97
Granted during the year	91.07	100.40	122.03
Exercised during the year	17.76	21.83	38.43
Forfeited during the year	115.79	123.62	119.58
Ending balance	86.38	81.30	80.30
Vested at the reporting date	€ 80.02	€ 66.34	€ 52.63